Preferred Stock - Summary of Warrants to Purchase Convertible Preferred Stock (Details) - $ / shares	Sep. 30, 2023	Aug. 10, 2023	Dec. 31, 2022	Oct. 31, 2022
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)		$ 11.50
Warrants outstanding (in shares)	14,266,605	14,266,605	2,871,084
Series A-5
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 17.81
Warrants outstanding (in shares)			4,213
Series A-6
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 20.23
Warrants outstanding (in shares)			5,190
Series B
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 0.41
Warrants outstanding (in shares)			36,707
Series B-3
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)			$ 2.03
Warrants outstanding (in shares)			2,824,974	2,824,974